UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 1370 Pittsford Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 1370 Pittsford Mendon Road,
        Mendon, New York  14506
        Mailing address: 1370 Pittsford Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: June 30

Date of reporting period: 07/01/03 - 12/31/03

Item 1 - Attach shareholder report


BULLFINCH FUND, INC.
1370 PITTSFORD MENDON ROAD
MENDON, NEW YORK 14506
(585)  624- 3150
1-888-BULLFINCH
(1-888-285-5346)

Semi-Annual Report
December 31, 2003
(UNAUDITED)

Management's Discussion of Fund Performance

                                                           January 26, 2004
Dear Fellow Shareholders:

We are very proud to present the December 2003 Semi-Annual Report of the Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted Series and the Western New York Series.

No doubt many of you have by now discovered our high rankings for last year. While we are pleased by the 2003 rankings, we are more proud of our longer term numbers. We believe we've achieved our record by paying close attention to downside risk. By incorporating such elements from behavioral finance into our portfolio management strategy, we've been able to avoid the worst of the bear market and still participate in the new bull. Though we can never promise that past results guarantee future results, we are content to see our philosophy vindicated over the past several years.

Let me be blunt. It's unlikely we'll see a repeat of the 2003 performance. Still, the economic and political trends appear favorable and we believe continued earnings growth can maintain the market's upward momentum, albeit at a reduce rate compared to last year. Of course, unanticipated events can cause us to adjust this analysis.

Our greatest concern, however, revolves around the ongoing mutual fund scandals. While we believe we've done our best to protect our shareholders from the problems seen in other funds, we share with others their concern regarding the current regulatory environment. Knee-jerk reactions in some of the "solutions" offered by advocates of greater regulation are likely to hurt all mutual fund shareholders - even those invested in innocent funds. It appears many larger funds are using this as an opportunity to increase costs; thus, hurting their smaller, more nimble, competitors. Fortunately for Bullfinch shareholders, our adviser has continued its pledge to cap both Series' expense ratios.

We wish the politicians remember the last great mutual fund scandal (i.e., insider trading by fund portfolio managers in the early 1990s). As a result of creating some obvious common sense regulatory restrictions in response to this scandal, the unintended consequence was a brain drain of the most talented fund managers and the dramatic growth of the same hedge fund industry that appears responsible for instigating the current scandal. As the old saying goes, public policy makers should "be careful what they wish for."

Finally, as I alluded to in the first paragraph, for those of you who don't know, our conservative long-term approach continues to be recognized in the industry. We will continue to do our best to focus our attention on using this successful approach. We wish to thank our shareholders for expressing their confidence in us and wish them continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President





UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2003






UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)


ASSETS

Investments in securities, at fair value,
 identified cost $2,334,961                            	    $ 2,998,476

Cash                                                      	        380,805
Accrued interest and dividends                                        5,047

Prepaid expenses                                                      3,278

                                                         	---------------
Total assets                                            	      3,387,605
                                                          	===============
LIABILITIES
Accounts payable                                            	    7,062
                                                            ---------------

NET ASSETS
Net assets (equivalent to $ 14.30 based on
236,481.380 shares of stock outstanding)                        $ 3,380,543
                                                        	===============

COMPOSITION OF NET ASSETS
   Shares of common stock                              	    $ 2,802,936

   Accumulated net investment loss                                  (85,907)

   Net unrealized appreciation of investments                       663,515
                                                         	---------------

Net assets at December 31, 2003                            	    $ 3,380,543
                                                        	===============

        The accompanying notes are an integral part of these statements.














UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2003 (UNAUDITED)

                                                Historical
Common Stocks - 100%                 Shares         Cost         Value

Banking & Finance - 9.5%
  BISYS Group                         6,300       98,597        93,744
  FIserv, Inc.                        1,500       21,566        59,265
  National City Corp.                 2,200       55,431        74,668
  Trustco Bank Corp NY			  4,400	  47,300	    57,860
                                               ---------     ---------
                                                 222,894       285,537
Computers - Software - 9.1%
  Microsoft Corp	                    3,850      102,779       106,029
  Oracle                              5,500       72,365        72,600
  Synopsis Inc.				  2,800	  60,178	    94,528
                                               ---------     ---------
                                                 235,322       273,157
Semiconductors - 7.6%
  Intel Corp.                         4,050	  97,800       130,410
  Motorola Inc.                       6,900       80,335        97,083
                                               ---------     ---------
                                                 178,135       227,493
Leisure & Recreational - 7.1%
  Activision Inc.				  5,250	  52,605	    95,550
  Hasbro Inc.                         1,400       16,142        29,792
  Mattel Inc.                         4,550       52,852        87,679
                                               ---------     ---------
                                                 121,599       213,021
Foods & Beverages - 7.1%
  Conagra Foods Inc.                  4,100       89,953       108,199
  Sensient Technologies               5,300      110,829       104,781
                                               ---------     ---------
                                                 200,782       212,980
Medical Products & Supplies - 6.5%
  Polymedia Corporation               3,200       83,194        84,192
  Serologicals Corp.                  6,000       79,732       111,600
                                               ---------     ---------


                                                 162,925       195,792
Insurance - 5.8%
  AmerUs Group Co. Cl A               2,600       75,689        90,922
  Gallagher Arthur J & Co.		  2,600	  79,638	    84,474
								--------	----------
						      	 155,327	   175,396

Electrical Equipment - 5.7%
  Corning Inc.		              9,000       71,358        93,870
  General Electric Co.                2,450       64,576        75,901
                                               ---------     ---------
                                                 135,934       169,771
Utilities - Natural Resources 5.4%
  Chesapeake Utilities Corp           3,100       57,194        80,755
  Empire District Electric Co.	  1,250	  21,665	    27,413
  NiSource Inc.				  2,500	  46,325	    54,850
                                              ----------	----------
								 125,184	   163,018

Pharmaceuticals - 4.0%
  Pharmaceutical Product Development  4,400      114,092       118,668

Shoes & Leather - 3.9%
  Genesco Inc. 	                    6,500       98,762        98,345
  Wolverine World Wide			    900	   8,477	    18,342
							    ----------     ---------
								 107,238	   116,687

Computers - Hardware - 3.7%
  Dell Corp.                          3,250       80,811       110,370

Tobacco Products - 3.4%
  Altria Group                        1,850       40,459       100,677

Manufacturing - 3.1%
  Lincoln Electric Holdings, Inc.     3,700       70,781        91,538

Computers - Networking - 3.0%
  Cisco Systems, Inc.                 3,750       55,307        91,088

Real Estate & Related - 3.0%
  First American Financial            3,000       55,075        89,310

Office Equipment - 3.0%
  Diebold Inc.                        1,650       41,069        88,886

Retail - General - 2.9%
  Dollar General                      4,200       58,388        88,158

Instruments - 2.3%
  Checkpoint Systems, Inc.            3,700       32,717        69,967

Furniture - 2.3%
  LA-Z-Boy Inc.                       3,300       75,403        69,234

Commercial Services - 1.2%
  Paychex, Inc.				  1,000	  27,638	    37,200

Medical Services - 0.4%
  Impath Inc.				  2,700	  37,881	    10,530
                                                --------      --------
TOTAL COMMON STOCKS                          $ 2,334,961   $ 2,998,476
                                               	========     =========


        The accompanying notes are an integral part of these statements.















UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2003 TO DECEMBER 31, 2003 AND
FOR THE YEARS ENDED JUNE 30, 2003, 2002 AND 2001 (UNAUDITED)

                                      12/2003    6/2003    6/2002    6/2001

INVESTMENT INCOME:
   Dividends                         $22,080    $29,972   $28,180   $21,239

EXPENSES:
   Management Fees                    16,325     23,194    20,086    15,099
   Legal and Professional              3,301      7,465     6,375     6,063
   Directors' Fee                        605      1,000       850       800
   Amortization                            -          -	  337       581
   Fidelity Bond                         706      1,106       863       491
   Taxes                                 176        300       550       150
   Registration Fees                     461        511     1,080     1,029
   Bank Service Charges                  932      1,533     1,422     1,000
   Dues and Subscriptions              1,039        752       750        83
   Miscellaneous				    (12)


                                    ----------------------------------------
                                      23,533     35,861    32,313    25,296
                                    ----------------------------------------
Net investment income (loss)          (1,453)    (5,889)   (4,133)   (4,057)
                                    ----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
 Realized gain (loss) from
    securities transactions            2,072    (50,233)   (1,324)     (463)
 Unrealized appreciation (depreciation)
    during the period                351,988    231,445  (191,148)  216,095
                                   -----------------------------------------
Net gain (loss) on investments       354,061    181,212  (192,472)  215,632
                                   -----------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS       $ 352,608  $ 175,323 $(196,605) $211,575
                                   =========================================

        The accompanying notes are an integral part of these statements.














UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JULY 1, 2003 TO DECEMBER 31, 2003 AND
FOR THE YEARS ENDED JUNE 30, 2003, 2002 AND 2001


                                       12/2003      2003     2002      2001
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)       $ (1,453)  $(5,889) $(4,133)  $(4,057)
   Net realized gains (loss) from
     securities transactions             2,072   (50,233)  (1,324)     (463)
   Net change in unrealized appreciation
   of investments                      351,988   231,445 (191,148)  216,095
                                      --------------------------------------
Increase (decrease) in net assets
     from operations                   352,608   175,323 (196,605)  211,575


CAPITAL SHARE TRANSACTIONS:
  Sales (38,737.543; 38,498.370;
  62,800.889; and 22,285.066  shares)  519,883   443,127  796,385   254,526
  Redemptions (2,213.932; 6,113.927;
  10,370.596; and 3,214.621 shares)    (29,983)  (76,112)(119,805)  (38,032)
                                      --------------------------------------
    Total capital share transactions   489,900   367,016  676,580   216,494
                                      --------------------------------------
    Increase in net assets             842,507   542,339  479,975   428,069

NET ASSETS:

   Beginning of period              $2,538,036 1,995,697 1,515,722 1,087,653
                                    ----------------------------------------
   End of period                    $3,380,543 2,538,036 1,995,697 1,515,722
                                    ========================================

        The accompanying notes are an integral part of these statements.





















UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003


(1)  The Organization

     The Unrestricted Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-end non-diversified management investment Company.


     The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)  Summary of Significant Accounting Policies

     Cash -

     Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

     Security Valuation -

     The Series records its investments at fair value.

     Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

     Federal Income Taxes -

     It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies to distribute all of its taxable income to its shareholders.
     In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.



     Organization Expenses -

     Organization expenses are being amortized over a 60-month period.



     Distributions to Shareholders -

     The Series made a distribution of its net investment income and net realized capital gains to its shareholders on June 28, 2000, in the form of stock dividends equal to 8,561.674 shares of stock.

     Other -

     The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


(3)  Investments

     For the period 7/1/03 through 12/31/03, the Series purchased $720,480 of common stock. During the same period, the Series sold $182,402 of common stock.


     For the year ended June 30, 2003, the Series purchased $613,488 of common stock. During the same period, the Series sold $155,491 of common stock.

     For the year ended June 30, 2002, the Series purchased $681,874 of common stock. During the same period, the Series sold $439,466 of common stock.

     For the year ended June 30, 2001, the Series purchased $456,897 of common stock. During the same period, the Series sold $322,569 of common stock.

     At December 31, 2003, the gross unrealized appreciation for all securities totaled $708,352 and the gross unrealized depreciation for all securities totaled $44,838, or a net unrealized depreciation of $663,515. The aggregate cost of securities for federal income tax purposes at December 31, 2003 was $2,334,961.

     At June 30, 2003, the gross unrealized appreciation for all securities totaled $401,497 and the gross unrealized depreciation for all securities totaled $89,971, or a net unrealized appreciation of 311,526. The aggre-gate cost of securities for federal income tax purposes at June 30, 2003 was $1,794,813.

     At June 30, 2002, the gross unrealized appreciation for all securities totaled $302,040 and the gross unrealized depreciation for all securities totaled $222,175, or a net unrealized appreciation of $79,865. The aggregate cost of securities for federal income tax purposes at June 30, 2002 was $1,387,048.

     At June 30, 2001, the gross unrealized appreciation for all securities totaled $383,335 and the gross unrealized depreciation for all securities totaled $124,990, or a net unrealized appreciation of $258,345. The aggregate cost of securities for federal income tax purposes at June 30, 2001 was $1,153,324.



(4)  Investment Advisory Agreement

     Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC,subject to the supervision and approval of the Fund's board of directors, is res-ponsible for the day-to-day management of the Series' portfolio which includes selecting the investments and handling its business affairs.


     As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

     Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)  Capital Share Transactions

     The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount

     Balance at 7/1/00                         96,072.588        1,065,820
                                              -----------      -----------
     Shares sold during 2001                   22,285.066          254,526
     Shares redeemed during 2001              ( 3,214.621)        ( 35,922)
                                              -----------      -----------
     Balance at 7/1/01                        115,143.033        1,284,424
                                              -----------      -----------
     Shares sold during 2002                   62,800.889          796,385
     Shares redeemed during 2002              (10,370.596)        (119,805)
                                              -----------      -----------
     Balance at 7/1/02		                167,573.326        1,961,004
                                              -----------      -----------
     Shares sold during 2003                   38,498.370          443,127

     Shares redeemed during 2003              (6,113.927)          (76,112)
                                              -----------      -----------
     Balance at 7/1/03                        199,957.769        2,328,019
                                              -----------      -----------
     Shares sold during period                 38,737.543          519,883
     Shares redeemed during period            (2,213.932)         (29,983)
                                              -----------      -----------
     Balance at 1/1/04                        236,481.380       $2,802,936
                                              ===========      ===========


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)

FOR THE PERIOD FROM JULY 1 TO DECEMBER 31, 2003 AND
FOR THE YEARS ENDED JUNE 30, 2003 2002, AND 2001 (UNAUDITED)



                                        12/2003    6/2003    6/2002    6/2001

NET ASSET VALUE, beginning of period     $12.69    $11.91    $13.16    $11.32
                                        -------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)           (.01)     (.06)     (.06)     (.03)

    Net gain (loss) on securities both realized
      and unrealized                       1.62)      .84      (1.19)    1.87
                                        -------------------------------------
   Total from investment operations        1.61       .78      (1.25)    1.84
                                        -------------------------------------
DISTRIBUTIONS
    Dividends                                 -         -         -        -
                                        -------------------------------------
NET ASSET VALUE, end of period           $14.30    $12.69    $11.91    $13.16
                                        =====================================

NET ASSETS, end of period  	       $3,380,543 $2,538,036 $1,995,698 $1,515,723
                                        =====================================


                                        Actual*    Actual     Actual     Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS   0.8%*      1.7%       1.8%       2.0%

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                    (0.05%)*    (0.3%)     (0.3%)    (0.3%)
PORTFOLIO TURNOVER RATE                  6.14%*      7.5%      25.1%      25.6%

* The ratios presented were calculated using operating data for the six-month period from July 1, 2003 to December 31, 2003

        The accompanying notes are an integral part of these statements.




















WESTERN NEW YORK SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2003
(UNAUDITED)

WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)

ASSETS

Investments in securities, at fair value,
 identified cost $ 300,228                              		 $ 386,836

Cash                                                                  62,747

Accrued interest and dividends                                           520


Prepaid expenses                                                         897
                                                          		----------
Total assets                                            		   451,001
                                                          		==========
LIABILITIES
Accounts payable                                                       1,677

NET ASSETS
Net assets (equivalent to $11.74 per share
 based on 38,273.456 shares of stock outstanding)      	      $  449,324
                                                        		==========

COMPOSITION OF NET ASSETS
   Shares of common stock                              	      $  375,543

   Accumulated net investment loss                        	         (12,828)


   Net unrealized (depreciation) on investments                       86,608
                                                                  -----------

  Net assets at December 31, 2003                         	      $  449,324
                                                         		===========

        The accompanying notes are an integral part of these statements.


WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2003 (UNAUDITED)

                                                   Historical
Common Stocks - 100%                     Shares       Cost        Value

Electrical Equipment - 15.0%
  Corning Inc.                            2,500     15,652       26,075
  General Electric Co.                      350      9,305       10,843
  Ultralife Batteries, Inc.               1,700      6,766       21,046
                                                  --------     --------
                                                    31,723       57,964
Railroads - 9.8%
  Genesee & Wyoming Class A			1,200	     6,628	     37,800


Commercial Services - 7.7%
  Harris Interactive Inc.                 2,600      8,918       21,580
  Paychex, Inc.                             225      4,413        8,370
                                                  --------     --------
                                                    13,331       29,950
Leisure & Recreational - 5.0%
  Mattel, Inc.					1,000	    14,245       19,270



Real Estate & Related - 4.5%
  Home Properties, Inc.				  200	     5,624	      8,078
  Sovran Self Storage 				  250	     6,892	      9,288
  	  		                                --------     --------
								    12,516       17,366
Computers - Networking - 4.4%
  Performance Technologies			1,200    12,851        17,100

Aerospace - 4.4%
  Moog, Inc. Class A                        150      2,930        7,410
  Northrop Grumman                          100      2,536        9,560
                                                  --------     --------
                                                     5,466       16,970
Semiconductors - 3.8%
  Motorola Inc.                           1,050     15,919       14,774

Computers - Software - 3.8%
  Oracle                                    900     12,071       11,880
  Veramark Tech Inc.                      1,500      9,782        2,700
                                                  --------     --------
                                                    21,853       14,580
Retail - General - 3.5%
  Dollar General                            650      9,065       13,644

Food & Beverages - 3.4%
  Constellation Brands, Inc.			  400	     5,017       13,172

Steel - 3.3%
  Gilbraltar Steel Corp.			  500	     8,975       12,575

Automotive - 3.2%
  Delphi Corporation                      1,200     13,548       12,252

Utilities - Natural Resources - 3.2%
  National Fuel Gas Co.                     500     11,250       12,220

Computers - Hardware - 3.1%
  Dell Corp.                                350     10,734       11,886

Tobacco Products - 2.8%
  Altria Group                              200      4,892       10,884

Photographic Equipment & Suppliers - 2.7%
  Eastman Kodak                             400     11,746       10,268

Metal Fabrication & Hardware - 2.6%
  Graham Corp.					1,000      8,828       10,200

Airlines - 2.5%
  Southwest Airlines Co.                    600     11,658        9,684

Computers - Distributors - 2.5%
  Ingram Micro                              600     10,909        9,540

Chemical - 1.9%
  CPAC, Inc.                              1,200      7,236        7,248

Electronics Components - 1.8%
  Astronics Corp. Class B                   226          0        1,130
  Astronics Corp.                         1,205      7,026        6,025
								  --------     --------
								     7,026        7,155
Office Equipment - 1.6%
  Xerox Corp.                               450     12,058        6,210

Packaging & Containers - 1.5%
  Mod Pac Corporation				  602      3,461	      4,810
  Mod Pac Corp. Class B				  113	         0          903
								  --------	  ---------
								     3,461        5,713

Telecommunications - 0.7%
  Choice One Communications               4,000      8,840        2,880


Furniture - 0.5%
  Bush Industries Inc.                      500      9,473        2,095

Computers - Services - 0.3%
  Computer Task Group Inc.                  300      7,064        1,167

Industrial Services - 0.3%
  American Locker Group Inc                 100        636        1,116

Machinery - 0.2%
  Columbus McKinnon Corp                    100      2,344          865

Industrial Materials - 0.1%
  Servotronics					  100        937          290

                                                  --------     --------
TOTAL COMMON STOCK                               $ 300,228    $ 386,836
                                                  ========     ========


WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2003 TO DECEMBER 31, 2003 AND
FOR THE YEARS ENDED JUNE 30, 2003, 2002, AND 2001 (UNAUDITED)

                                        12/2003    6/2003    6/2002    6/2001
INVESTMENT INCOME:
   Dividends                             $2,614   $ 4,590   $ 4,698   $ 4,814

EXPENSES:
   Management Fees                        2,583     3,716     4,020     3,364
   Reimbursement of Management Fees           -    (1,000)   (1,741)   (2,123)
   Legal and Professional                   529     1,275     1,290     1,062
   Directors' Fee                           605     1,000       850       800
   Amortization                               -        17       666       778
   Fidelity Bond                             78       190       216       490
   Taxes                                    (61)      300       350       150
   Registration Fees                        101       200       200       369
   Bank Service Charges                     204      (964)      405       475
   Dues and Subscriptions                   636       250       250        31
   Miscellaneous                            (24)
                                       --------------------------------------
                                          4,651     4,984     6,506     5,396
                                       --------------------------------------
Net investment income (loss)             (2,037)     (394)   (1,808)     (582)
                                       --------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Realized gain (loss) from
     securities transactions             (3,874)   (5,051)   (1,242)    (160)
   Unrealized appreciation (depreciation)
     during the period                   79,066    28,678   (32,377)   10,535
                                       --------------------------------------
   Net gain (loss) on investments        75,192    23,627   (33,619)   10,375
                                       --------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS           $ 73,156  $ 23,233  $(35,427)   $9,793
                                       ======================================

        The accompanying notes are an integral part of these statements.














WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JULY 1, 2003 TO DECEMBER 31, 2003 AND
FOR THE YEARS ENDED JUNE 30, 2003, 2002, AND 2001 (UNAUDITED)

                                        12/2003    6/2003     6/2002   6/2001
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)        $ (2,037) $   (394)   $(1,808)  $ (582)
   Net realized (loss) from
     securities transactions             (3,874)   (5,051)    (1,242)    (160)
   Net change in unrealized appreciation
      (depreciation) of investments      79,066    28,678    (32,377)  10,535
                                       --------------------------------------

Increase (decrease) in net assets from
operations                               73,156    23,233    (35,427)   9,793


CAPITAL SHARE TRANSACTIONS:
 Sales(791.848; 242.130;7,943.301;and
 3,596.766 shares)                         8,849     2,000     81,125   34,500
 Redemptions (0; 0; 242.034; and 0
 shares)                                      -         -     (2,503)       -
                                       ---------------------------------------
  Total capital share transactions        8,849     2,000     78,622   34,500
                                       ---------------------------------------
  Increase in net assets                 82,005    25,233     43,195   44,293



NET ASSETS:
   Beginning of period                  367,319   342,086    298,891  254,598
                                       ---------------------------------------
   End of period                       $449,324  $367,319   $342,086 $298,891
                                       =======================================

        The accompanying notes are an integral part of these statements.




















WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003


(1)   The Organization

      The Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.


      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its share-holders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.







      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


(3) Investments

      For the period 7/1/03 through 12/31/03, the Series purchased $ 4,218 of common stock. During the same period, the Series sold $26,996 of common stock.

      For the year ended June 30, 2003, the Series purchased $34,755 of common stock. During the same period, the Series sold $24,170 of common stock.

      For the year ended June 30, 2002, the Series purchased $134,659 of common stock. During the same period, the Series sold $90,260 of common stock.

      For the year ended June 30, 2001, the Series purchased $51,980 of common stock. During the same period, the Series sold $23,513 of common stock.

      At December 31, 2003, the gross unrealized appreciation for all securities totaled $129,353 and the gross unrealized depreciation for all securities totaled $42,745, or a net unrealized depreciation of $86,608. The aggre-gate cost of securities for federal income tax purposes at December 31, 2003 was $300,228.

      At June 30, 2003, the gross unrealized appreciation for all securities totaled $82,696 and the gross unrealized depreciation for all securities totaled $75,154, or a net unrealized appreciation of $7,543. The aggre-gate cost of securities for federal income tax purposes at June 30, 2003 was $326,856.

      At June 30, 2002, the gross unrealized appreciation for all securities totaled $71,689 and the gross unrealized depreciation for all securities totaled $92,825, or a net unrealized depreciation of $21,136. The aggre-gate cost of securities for federal income tax purposes at June 30, 2002 was $321,346.

      At June 30, 2001, the gross unrealized appreciation for all securities totaled $74,731 and the gross unrealized depreciation for all securities totaled $64,306, or a net unrealized appreciation of $10,245. The aggre-gate cost of securities for federal income tax purposes at June 30, 2001 was $280,038.



(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton &
      DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which includes selecting investments and handling its business affairs.

      As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

      Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock of the Series were as follows:


                                                Shares            Amount

      Balance at 7/1/00                        25,941.445        $ 251,572
                                               ----------        ---------
      Shares sold during 2001                   3,596.766           34,500
      Shares redeemed during 2001                       -                -
                                               ----------        ---------
      Balance at 7/1/01                        29,538.211          286,072
                                               ----------        ---------
      Shares sold during 2002                   7,943.301           81,125
      Shares redeemed during 2002               (242.034)           (2,503)
                                               ----------        ---------
      Balance at 7/1/02                        37,239.478          364,694
                                               ----------        ---------

      Shares sold during 2003                     242.130            2,000
      Shares redeemed during 2003                       -                -
                                               ----------        ---------
      Balance at 7/1/03                        37,481.608        $ 366,694

      Shares sold during the period	              791.848            8,849
      Shares redeemed during the period                 -                -
                                               ----------        ---------
      Balance at 1/1/04                        38,273.456        $ 375,543
                                               ==========        =========







WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM JULY 1 TO DECEMBER 31, 2003 AND
FOR THE YEARS ENDED JUNE 30, 2003, 2002, AND 2001 (UNAUDITED)


                                        12/2003    6/2003    6/2002    6/2001
NET ASSET VALUE, beginning of period     $ 9.80    $ 9.19    $10.12    $ 9.81
                                        -------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)          (0.16)    (0.03)    (0.34)     0.00
    Net gain (loss) on securities both
      realized and unrealized              2.10      0.64     (0.59)     0.31
                                        -------------------------------------
    Total from investment operations       1.94      0.61     (0.93)     0.31
                                        -------------------------------------
NET ASSET VALUE, end of period           $11.74    $ 9.80    $ 9.19    $10.12
                                        =====================================

NET ASSETS, end of period               $449,324  $367,319  $342,086  $298,891
                                        ======================================



                                          Actual*   Actual    Actual    Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS    1.1%      1.6%      2.0%      2.0%

RATIO OF NET INVESTMENT INCOME TO

AVERAGE NET ASSETS                        (0.5%)     0.0%     (1.4%)     0.1%

PORTFOLIO TURNOVER RATE                   1.03%      7.7%     28.0%	 8.7%


*The ratios presented were calculated using operating data for the six-month period from July 1, 2003 to December 31, 2003.


        The accompanying notes are an integral part of these statements.

Item 2 - Not applicable (not answered for periods ending before July 15, 2003 and only annually for funds)

Item 3 - Not applicable (not answered for periods ending before July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered for periods ending before December 15, 2003)

Item 5 - Not applicable

Item 6 - Reserved


Item 7 - Not applicable

Item 8 - Reserved

Item 9(a) - The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 9(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 - Exhibits

(a)(1)- Not applicable.

(a)(2)- Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

(b) - Attach certification pursuant to Section 906 of the Sarbanes-Oxley Act. Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: January 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: January 26, 2004

                                  EXHIBIT INDEX

            (a) Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.